GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 03, 2013 Waterworks	Jan. 29, 2012 Waterworks	Feb. 03, 2013 Facilities Maintenance	Jan. 29, 2012 Facilities Maintenance	Feb. 03, 2013 White Cap	Jan. 29, 2012 White Cap	Feb. 03, 2013 Utilities	Jan. 29, 2012 Utilities	Feb. 03, 2013 Crown Bolt	Jan. 29, 2012 Crown Bolt	Feb. 03, 2013 Repair And Remodel	Jan. 29, 2012 Repair And Remodel	Feb. 03, 2013 Electrical	Jan. 29, 2012 Electrical	Feb. 03, 2013 Creative Touch Interiors	Jan. 29, 2012 Creative Touch Interiors	Jan. 29, 2012 Industrial Pipes Valves And Fittings	Oct. 28, 2012 Reporting unit one
Goodwill by reporting unit
Gross Goodwill		$ 4,373,000,000	$ 4,318,000,000			$ 1,876,000,000	$ 1,867,000,000	$ 1,603,000,000	$ 1,474,000,000	$ 183,000,000	$ 183,000,000	$ 284,000,000	$ 285,000,000	$ 215,000,000	$ 215,000,000	$ 125,000,000	$ 125,000,000	$ 20,000,000	$ 20,000,000	$ 67,000,000	$ 67,000,000	$ 82,000,000	$ 0
Accumulated Impairments		(1,235,000,000)	(1,167,000,000)			(815,000,000)	(815,000,000)			(74,000,000)	(74,000,000)	(99,000,000)	(99,000,000)	(150,000,000)		(30,000,000)	(30,000,000)			(67,000,000)	(67,000,000)	(82,000,000)
Net Goodwill	$ 3,139,000,000	$ 3,138,000,000	$ 3,151,000,000	$ 3,150,000,000	$ 3,149,000,000	$ 1,061,000,000	$ 1,052,000,000	$ 1,603,000,000	$ 1,474,000,000	$ 109,000,000	$ 109,000,000	$ 185,000,000	$ 186,000,000	$ 65,000,000	$ 215,000,000	$ 95,000,000	$ 95,000,000	$ 20,000,000	$ 20,000,000